Fair value of financial instruments - Disclosure of analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 292,356	£ 256,111
Derivative financial liabilities	(279,331)	(249,880)
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	16,195
Ending balance, financial assets	21,862	16,195
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,233)
Ending balance, financial liabilities	(6,817)	(6,233)
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	2,073	3,540
Derivative financial liabilities	(3,181)	(4,653)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	9,962	10,312
Purchases, fair value measurement, assets (liabilities) net	10,507	6,960
Sales, fair value measurement, assets (liabilities) net	(3,373)	(6,369)
Issues, fair value measurement, assets (liabilities) net	(1,147)	(403)
Settlements, fair value measurement, assets (liabilities) net	(1,319)	(1,606)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	237	1,581
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	253	(404)
Ending balance, Assets (liabilities) net	15,045	9,962
Derivative financial assets	2,073	3,540
Derivative financial liabilities	(3,181)	(4,653)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(153)	(93)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	78	(16)
Recurring fair value measurement | Level 3 | Investment property
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2	5
Purchases, fair value measurement, assets	9	0
Sales, fair value measurement, assets	(2)	(4)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	9	2
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	1
Recurring fair value measurement | Level 3 | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,113)	(1,190)
Purchases, fair value measurement, assets (liabilities) net	(571)	(639)
Sales, fair value measurement, assets (liabilities) net	(7)	24
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(15)	83
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	163	388
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	501	313
Ending balance, Assets (liabilities) net	(1,108)	(1,113)
Recurring fair value measurement | Level 3 | Net derivatives financial instruments | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(66)	(92)
Recurring fair value measurement | Level 3 | Net derivatives financial instruments | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(368)	(56)
Purchases, fair value measurement, liabilities	(26)	(367)
Sales, fair value measurement, liabilities	20	45
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(15)	0
Transfers out of Level 3 of fair value hierarchy, liabilities	1	10
Ending balance, financial liabilities	(395)	(368)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(7)	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,212)	(1,042)
Purchases, fair value measurement, liabilities	(409)	(38)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(1,147)	(403)
Settlements, fair value measurement, liabilities	143	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(892)	(147)
Transfers out of Level 3 of fair value hierarchy, liabilities	350	459
Ending balance, financial liabilities	(3,241)	(1,212)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(74)	(38)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	(3)
Recurring fair value measurement | Level 3 | Total trading portfolio assets
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,509	6,480
Purchases, fair value measurement, assets	5,848	3,394
Sales, fair value measurement, assets	(1,817)	(3,023)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(865)	(602)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	775	1,059
Transfers out of Level 3 of fair value hierarchy, assets	(326)	(810)
Ending balance, financial assets	10,115	6,509
Recurring fair value measurement | Level 3 | Total trading portfolio assets | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(9)	11
Recurring fair value measurement | Level 3 | Total trading portfolio assets | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Financial assets at fair value through the income statement
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	5,368	6,111
Purchases, fair value measurement, assets	2,540	3,877
Sales, fair value measurement, assets	(1,524)	(3,411)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(582)	(1,084)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	206	239
Transfers out of Level 3 of fair value hierarchy, assets	(73)	(376)
Ending balance, financial assets	5,991	5,368
Recurring fair value measurement | Level 3 | Financial assets at fair value through the income statement | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	26
Recurring fair value measurement | Level 3 | Financial assets at fair value through the income statement | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	56	(14)
Recurring fair value measurement | Level 3 | Fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	776	4
Purchases, fair value measurement, assets	3,116	733
Sales, fair value measurement, assets	(43)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(3)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	42
Transfers out of Level 3 of fair value hierarchy, assets	(200)	0
Ending balance, financial assets	3,674	776
Recurring fair value measurement | Level 3 | Fair value through other comprehensive income | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	3	0
Recurring fair value measurement | Level 3 | Fair value through other comprehensive income | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 22	£ 0